Portfolio of Investments – as of August 31, 2023 (Unaudited)
Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
	Brazil — 9.3%
969,526	Ambev SA, ADR	$2,685,587
4,756	MercadoLibre, Inc.(a)	6,526,944
		9,212,531
	Canada — 3.8%
56,019	Shopify, Inc., Class A(a)	3,724,703
	China — 12.8%
15,466	Alibaba Group Holding Ltd., ADR(a)(b)	1,436,792
14,997	Baidu, Inc., ADR(a)(b)	2,142,022
168,332	Budweiser Brewing Co. APAC Ltd.	364,514
8,310	NXP Semiconductors NV	1,709,533
70,100	Tencent Holdings Ltd.(b)	2,904,967
63,016	Trip.com Group Ltd., ADR(a)(b)	2,477,159
30,539	Yum China Holdings, Inc.	1,639,639
		12,674,626
	Denmark — 3.1%
16,387	Novo Nordisk AS, Class B	3,022,643
	France — 1.0%
9,053	Sodexo SA	971,209
	Japan — 2.2%
76,600	FANUC Corp.	2,178,608
	Netherlands — 2.1%
2,539	Adyen NV(a)	2,120,119
	Switzerland — 5.8%
34,755	CRISPR Therapeutics AG(a)	1,738,098
40,110	Novartis AG, (Registered)	4,036,739
		5,774,837
	United Kingdom — 1.4%
6,728	Reckitt Benckiser Group PLC	485,530
16,838	Unilever PLC	861,435
		1,346,965
	United States — 57.5%
11,323	Alnylam Pharmaceuticals, Inc.(a)	2,239,916
36,990	Alphabet, Inc., Class A(a)	5,036,928
39,107	Amazon.com, Inc.(a)	5,397,157
4,035	Autodesk, Inc.(a)	895,528
15,705	Block, Inc.(a)	905,393
Shares	Description	Value (†)
	United States — continued
18,181	Boeing Co.(a)	$4,073,089
1,758	Deere & Co.	722,432
37,754	Doximity, Inc., Class A(a)	900,055
5,914	Expeditors International of Washington, Inc.	690,223
57,566	Experian PLC	2,010,410
22,583	Meta Platforms, Inc., Class A(a)	6,682,084
10,968	Microsoft Corp.	3,594,872
8,998	Nestle SA, (Registered)	1,081,914
7,338	Netflix, Inc.(a)	3,182,344
32,579	Oracle Corp.	3,922,186
9,959	QUALCOMM, Inc.	1,140,604
4,883	Roche Holding AG	1,433,103
9,273	Salesforce, Inc.(a)	2,053,599
12,599	SEI Investments Co.	781,894
14,124	Tesla, Inc.(a)	3,645,122
70,926	Under Armour, Inc., Class A(a)	541,875
4,832	Vertex Pharmaceuticals, Inc.(a)	1,683,179
14,719	Visa, Inc., Class A	3,616,164
4,987	Yum! Brands, Inc.	645,218
		56,875,289
	Total Common Stocks (Identified Cost $87,661,010)	97,901,530

Principal Amount
Short-Term Investments — 0.9%
$856,841	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2023 at 2.500% to be repurchased at $856,900 on 9/01/2023 collateralized by $964,600 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $874,025 including accrued interest(c) (Identified Cost $856,841)	856,841
	Total Investments — 99.9% (Identified Cost $88,517,851)	98,758,371
	Other assets less liabilities — 0.1%	131,151
	Net Assets — 100.0%	$98,889,522

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of August 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$9,405,145	$3,269,481	$—	$12,674,626
Denmark	—	3,022,643	—	3,022,643
France	—	971,209	—	971,209
Japan	—	2,178,608	—	2,178,608
Netherlands	—	2,120,119	—	2,120,119
Switzerland	1,738,098	4,036,739	—	5,774,837
United Kingdom	—	1,346,965	—	1,346,965
United States	52,349,862	4,525,427	—	56,875,289
All Other Common Stocks(a)	12,937,234	—	—	12,937,234
Total Common Stocks	76,430,339	21,471,191	—	97,901,530
Short-Term Investments	—	856,841	—	856,841
Total Investments	$76,430,339	$22,328,032	$—	$98,758,371

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at August 31, 2023 (Unaudited)
Interactive Media & Services	17.0%
Broadline Retail	13.5
Software	10.6
Pharmaceuticals	8.6
Financial Services	6.7
Hotels, Restaurants & Leisure	5.8
Biotechnology	5.7
Aerospace & Defense	4.1
IT Services	3.8
Automobiles	3.7
Entertainment	3.2
Beverages	3.1
Machinery	2.9
Semiconductors & Semiconductor Equipment	2.9
Professional Services	2.0
Other Investments, less than 2% each	5.4
Short-Term Investments	0.9
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%

Currency Exposure Summary at August 31, 2023 (Unaudited)
United States Dollar	78.2%
Swiss Franc	6.6
Euro	4.0
Hong Kong Dollar	3.3
Danish Krone	3.1
British Pound	2.5
Japanese Yen	2.2
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%